Revenue and related balances (Tables)	9 Months Ended
Sep. 30, 2023
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents a disaggregation of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Subscription revenue	43,588	34,279	123,278	95,323
Professional services	2,918	2,687	8,281	8,634
	46,506	36,966	131,559	103,957